Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 23,453	$ 21,346
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	13,588	12,330
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	6,610	6,502	$ 5,685
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	3,255	2,514
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 2,641	$ 1,982